SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2018, the date the financial statements were available to be issued, noting no new transactions that would require additional disclosure.

NOTE 8: SUBSEQUENT EVENTS

Management has evaluated the subsequent events that have occurred after the balance sheet date of September 30, 2017, through the date which the financial statements were available to be issued. Based upon their review, no items were identified that would impact the accounting for events or transactions in the current period or require additional disclosures.